Intangible Assets - Schedule of Estimated Amortization Expense for Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Estimated Amortization Expense For Intangible Assets Abstract
2025	$ 27,022
2026	21,979
2027	21,882
2028	21,882
Thereafter	12,104
Estimated Amortization Expense for Intangible Assets, Total	$ 104,869	$ 131,892